Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Shell Company Report	false
Document Annual Report	true
Document Transition Report	false
Document Period End Date	Dec. 31, 2022
Entity File Number	001-40241
Entity Registrant Name	LAVA Therapeutics NV
Entity Incorporation, State or Country Code	P7
Entity Address, Country	NL
Entity Address, Address Line One	Yalelaan 62
Entity Address, Adress Line Two	CM
Entity Address, City or Town	Utrecht
Entity Address, Postal Zip Code	3584
Title of 12(b) Security	Common shares, par value $0.14 per share
Trading Symbol	LVTX
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	26,289,087
Entity Central Index Key	0001840748
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	drs. J.W. Middelweerd RA
Auditor Firm ID	1395
Auditor Location	Utrecht, The Netherlands
Business Contact [Member]
Document Information [Line Items]
Entity Address State Or Province	PA
Entity Address, Address Line One	520 Walnut St
Entity Address, Adress Line Two	Suite 1150
Entity Address, City or Town	Philadelphia
Entity Address, Postal Zip Code	PA 19106
Contact Personnel Email Address	ir@lavatherapeutics.com
Contact Personnel Name	Lava Therapeutics, Inc